Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	17
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$80,104,797.21	0.1760545	$46,933,201.20	0.1031499	$33,171,596.01
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$780,264,797.21	0.5190830	$747,093,201.20	0.4970151	$33,171,596.01

Weighted Avg. Coupon (WAC)	3.44%		3.44%
Weighted Avg. Remaining Maturity (WARM)	40.65		39.82
Pool Receivables Balance	$818,255,241.30		$784,264,763.67
Remaining Number of Receivables	61,544		60,487

Adjusted Pool Balance	$802,982,773.20		$769,811,177.19

III. COLLECTIONS

Principal:
Principal Collections	$32,822,398.38
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$781,343.44
Total Principal Collections	$33,603,741.82

Interest:
Interest Collections	$2,258,881.96
Late Fees & Other Charges	$62,398.92
Interest on Repurchase Principal	$-
Total Interest Collections	$2,321,280.88

Collection Account Interest	$1,095.66
Reserve Account Interest	$118.83
Servicer Advances	$-

Total Collections	$35,926,237.19

Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	17
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$35,926,237.19
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$35,926,237.19

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$681,879.37		$681,879.37	$681,879.37
Collection Account Interest					$1,095.66
Late Fees & Other Charges					$62,398.92
Total due to Servicer					$745,373.95

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$35,379.62		$35,379.62
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$431,527.03		$431,527.03	$431,527.03

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$34,589,276.04

9. Regular Principal Distribution Amount:					$33,171,596.01

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$33,171,596.01
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$33,171,596.01		$33,171,596.01
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$33,171,596.01		$33,171,596.01

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,417,680.03

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,272,468.10
Beginning Period Amount	$15,272,468.10
Current Period Amortization	$818,881.62
Ending Period Required Amount	$14,453,586.48
Ending Period Amount	$14,453,586.48
Next Distribution Date Amount	$13,661,625.98

Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	17
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.83%	2.95%	2.95%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.50%	59,577	98.08%	$769,237,772.07
30 - 60 Days	1.15%	695	1.46%	$11,464,649.08
61 - 90 Days	0.27%	166	0.35%	$2,722,814.03
91 + Days	0.08%	49	0.11%	$839,528.49
		60,487		$784,264,763.67
Total
Delinquent Receivables 61 + days past due	0.36%	215	0.45%	$3,562,342.52
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	192	0.40%	$3,259,337.17
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	199	0.39%	$3,375,757.04
Three-Month Average Delinquency Ratio	0.33%		0.42%

Repossession in Current Period		57		$982,157.87
Repossession Inventory		104		$616,007.84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,168,079.25
Recoveries				$(781,343.44)
Net Charge-offs for Current Period				$386,735.81

Beginning Pool Balance for Current Period				$818,255,241.30

Net Loss Ratio				0.57%
Net Loss Ratio for 1st Preceding Collection Period				1.11%
Net Loss Ratio for 2nd Preceding Collection Period				0.96%
Three-Month Average Net Loss Ratio for Current Period				0.88%

Cumulative Net Losses for All Periods				$10,683,589.07
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$3,060,152.81
Number of Extensions				170